Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant Liability - Private Placement Warrants	$ 14,594	$ 11,675	$ 182,128
Level 1 [Member]
Assets:
Marketable securities held in the Trust Account	11,868,068	37,570,177
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability - Public Warrants	431,878	311,575
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability - Private Placement Warrants	14,594	11,675
Level 3 [Member] | Sponsor [Member]
Liabilities:
Convertible Note payable - Sponsor	$ 1,021,911	$ 1,037,272